INCOME TAX - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning of the year	R (934.6)	R (527.9)
Recognised in profit or loss	(824.4)	(388.5)	R (118.7)
Recognised in equity	16.2	(18.0)
Balance at the end of the year	R (1,743.5)	R (934.6)	R (527.9)